LEASE (Tables)	12 Months Ended
Dec. 31, 2023
LEASE
Schedule of right of use assets and the amortization

	As of December 31,
	2022	2023
	US$	US$
Right-of-use assets	36,026	34,309
Less: accumulated amortization	(4,932)	(5,366)
Less: accumulated impairment	—	(12,782)
Right-of-use assets	31,094	16,161

Schedule of supplemental information related to operating leases

	As of December 31,
	2022	2023
	US$	US$
Operating lease right-of-use assets	1,835	1,000
Operating lease liabilities, current	1,228	748
Operating lease liabilities, non-current	664	347
Total operating lease liabilities	1,892	1,095

Schedule of Operating lease expense

	Year Ended December 31,
	2022	2023
	US$	US$
Cost of revenues	286	180
General and administrative expenses	727	717
Selling and marketing expenses	1,046	458
Total operating lease expenses	2,059	1,355
Short-term lease expenses	679	—
Total lease expenses	2,738	1,355

Schedule of maturities of the lease liabilities

For the Year Ended December 31	US$
2024	767
2025	313
2026 and thereafter	62
Total undiscounted lease payments	1,142
Less: imputed interest	(47)
Present value of lease liabilities balance	1,095
Amounts due within 12 months	748
Long-term lease liabilities	347